SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Level 1 [Member]
Begnning Balance	$ 0	$ 0
Change in fair value at initial issuance	0	0
Change in fair value at initial issuance and conversion	0
Change in fair value of the derivative	0	0
Ending Balance	0	0
Level 2 [Member]
Begnning Balance	0	0
Change in fair value at initial issuance	0	0
Change in fair value at initial issuance and conversion	0
Ending Balance	0	0
Change in fair value of the derivative	0	0
Level 3 [Member]
Begnning Balance	0	302,156
Change in fair value at initial issuance		166,667
Change in fair value at initial issuance and conversion	178,739
Ending Balance	663,426	0
Change in fair value at conversion	(570,099)
Change in fair value of the derivative	$ 1,054,786	$ (468,823)